Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.37%
Aerospace & Defense–2.23%
Textron, Inc.	195,555	$18,167,060
Air Freight & Logistics–3.45%
FedEx Corp.	92,943	28,092,022
Asset Management & Custody Banks–3.36%
State Street Corp.	322,228	27,379,713
Broadline Retail–3.76%
eBay, Inc.(b)	551,793	30,685,209
Building Products–4.09%
Johnson Controls International PLC	466,593	33,380,063
Cable & Satellite–2.48%
Charter Communications, Inc., Class A(b)(c)	53,356	20,260,340
Casinos & Gaming–2.97%
Las Vegas Sands Corp.	611,494	24,257,967
Communications Equipment–2.71%
Cisco Systems, Inc.	455,934	22,090,002
Diversified Banks–12.99%
Citigroup, Inc.	669,258	43,421,459
Fifth Third Bancorp	711,306	30,116,696
Wells Fargo & Co.	546,587	32,434,473
		105,972,628
Electrical Components & Equipment–3.78%
Emerson Electric Co.	263,353	30,841,270
Food Distributors–3.48%
Sysco Corp.	370,112	28,369,085
Health Care Equipment–3.26%
Becton, Dickinson and Co.	110,420	26,617,845
Household Products–4.60%
Kimberly-Clark Corp.	135,537	18,304,272
Reckitt Benckiser Group PLC (United Kingdom)	356,602	19,182,922
		37,487,194
Integrated Oil & Gas–7.07%
Chevron Corp.	154,098	24,728,106
Suncor Energy, Inc. (Canada)	825,704	32,962,104
		57,690,210
Interactive Media & Services–5.30%
Alphabet, Inc., Class A	112,659	19,325,525
Meta Platforms, Inc., Class A	50,278	23,873,502
		43,199,027
Shares		Value
IT Consulting & Other Services–1.44%
DXC Technology Co.(c)	576,990	$11,735,977
Managed Health Care–6.13%
Elevance Health, Inc.	58,037	30,877,425
Humana, Inc.	52,960	19,150,866
		50,028,291
Oil & Gas Storage & Transportation–2.04%
Cheniere Energy, Inc.	91,130	16,643,983
Packaged Foods & Meats–2.01%
Kraft Heinz Co. (The)	466,435	16,423,176
Pharmaceuticals–7.72%
Johnson & Johnson	161,446	25,484,251
Sanofi S.A., ADR(b)	722,770	37,446,714
		62,930,965
Regional Banks–6.59%
Citizens Financial Group, Inc.	1,260,427	53,782,420
Semiconductors–2.90%
Intel Corp.	769,492	23,654,184
Systems Software–3.01%
Microsoft Corp.	58,714	24,563,002
Total Common Stocks & Other Equity Interests (Cost $647,972,442)		794,251,633
Money Market Funds–2.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	7,414,025	7,414,025
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	13,786,064	13,786,064
Total Money Market Funds (Cost $21,200,089)		21,200,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $669,172,531)		815,451,722
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.54%
Invesco Private Government Fund, 5.30%(d)(e)(f)	5,832,160	5,832,160
Invesco Private Prime Fund, 5.48%(d)(e)(f)	14,891,371	14,895,838
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,727,998)		20,727,998
TOTAL INVESTMENTS IN SECURITIES–102.51% (Cost $689,900,529)		836,179,720
OTHER ASSETS LESS LIABILITIES—(2.51)%		(20,475,526)
NET ASSETS–100.00%		$815,704,194

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,518,130	$15,325,311	$(12,429,416)	$-	$-	$7,414,025	$67,398
Invesco Liquid Assets Portfolio, Institutional Class	3,244,354	10,926,083	(14,170,480)	(1,670)	1,713	-	42,911
Invesco Treasury Portfolio, Institutional Class	5,163,577	23,290,369	(14,667,882)	-	-	13,786,064	83,246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,579,145	70,447,854	(67,194,839)	-	-	5,832,160	107,237*
Invesco Private Prime Fund	6,565,464	178,587,599	(170,257,292)	232	(165)	14,895,838	284,098*
Total	$22,070,670	$298,577,216	$(278,719,909)	$(1,438)	$1,548	$41,928,087	$584,890

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$775,068,711	$19,182,922	$—	$794,251,633
Money Market Funds	21,200,089	20,727,998	—	41,928,087
Total Investments	$796,268,800	$39,910,920	$—	$836,179,720
Invesco Comstock Select Fund